Shareholder Fees {- Fidelity SAI Sustainable Core Plus Bond Fund}	Apr. 12, 2022 USD ($)
NF_08.31 Fidelity SAI Sustainable Core Plus Bond Fund PRO-01 | Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none